Intangible Assets and Goodwill - Summary of Assumption for Calculation of Cash flow Projections (Detail)	Mar. 31, 2024	Mar. 31, 2023
Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	18.40%	19.50%
Discount rate (post-tax)	16.20%	17.20%
Terminal value growth rate	4.50%	4.50%
Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	19.00%	19.80%
Discount rate (post-tax)	16.20%	17.20%
Terminal value growth rate	4.50%	4.50%
Bus Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Discount rate (pre-tax)	19.50%	19.70%
Discount rate (post-tax)	16.20%	17.20%
Terminal value growth rate	4.00%	4.00%
Bottom of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	8.10%	12.00%
EBITDA margin	7.30%	4.70%
Bottom of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	13.30%	8.10%
EBITDA margin	13.30%	14.10%
Bottom of Range [Member] | Bus Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	11.00%	12.00%
EBITDA margin	22.30%	14.50%
Top of Range [Member] | Air Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	15.50%	23.10%
EBITDA margin	8.70%	11.30%
Top of Range [Member] | Hotels and Packages [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	16.80%	25.40%
EBITDA margin	19.10%	20.40%
Top of Range [Member] | Bus Ticketing [Member]
Disclosure of Assumption for Calculation of Cash flow Projections [Line Items]
Adjusted margin growth rate	18.60%	22.80%
EBITDA margin	24.40%	18.90%